Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Fair Value Measurements of Derivative Liabilities Measured at a Fair Value on a Recurring Basis	The following tables detail the fair value measurements of derivative liabilities that are measured at a fair value on a recurring basis (in thousands):

	March 31, 2022
	Level 1	Level 2	Level 3	Total
Earnout Shares	$—	$—	$20,258	$20,258
Switchback Founder Earn Back Shares	—	—	1,962	1,962
Warrants	2,403	—	2,926	5,329

Total	$2,403	$—	$25,146	$27,549

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Earnout Shares	$—	$—	$106,003	$106,003
Switchback Founder Earn Back Shares	—	—	9,087	9,087
Warrants	6,515	—	14,591	21,106

Total	$6,515	$—	$129,681	$136,196

The following table details the fair value measurements of derivative liabilities that are measured at a fair value on a recurring basis:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Earnout Shares	$—	$—	$106,003	$106,003
Switchback Founder Earn Back Shares	—	—	9,087	9,087
Private Placement Warrants	—	—	14,148	14,148
Public Warrants	6,515	—	—	6,515
C-1 Warrants	—	—	443	443

Total	$6,515	$—	$129,681	$136,196